Taxation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Taxation [Abstract]
Schedule of Income Tax Expense (Benefit)
	For the nine Months ended September 30,
	2017	2016
	(Unaudited)	(Unaudited)
Income tax expense is comprised of:
Current income tax/(benefit)	$1,025,650	$3,709,136
Deferred income tax (benefit)/ expense	(1,754,957)	(687,620)
Total provision/(benefit) for income taxes	$(729,307)	$3,021,516

	For the years ended December 31,
	2016	2015
Income tax expense is comprised of:
Current income tax	$4,789,085	$3,132,831
Deferred income tax (benefit)/ expense	(667,747)	(274,924)
Total provision for income taxes	$4,121,338	$2,857,907

Schedule of deferred tax assets and liabilities
	September 30,	December 31,
	2017	2016
	(Unaudited)
Accrued interest receivable	$(50,484)	$(159,357)
Accrued interest payable	(12,673)	49,827
Provision for loan losses	2,710,319	967,028
Accruals	21,788	4,109
Deferred tax assets, net	$2,668,950	$861,607

	December 31,	December 31,
	2016	2015
Accrued interest receivable	$(159,357)	$(1,340)
Accrued interest payable	49,827	82,724
Provision for loan losses	967,028	121,476
Accruals	4,109	40,580
Deferred tax assets	$861,607	$243,440

Schedule of effective income tax rate and PRC statutory income tax
	For the years ended December 31,
	2016	2015
PRC statutory tax rate	25.0%	25.0%
Effect of preferential income tax rate	(8.3)%	(8.7)%
Effect of different income tax rate in other jurisdictions	-	0.2%
Effect of non-deductible expenses	0.1%	0.5%
Others	2.5%	(0.1)%
Effective tax rate	19.3%	16.9%

Schedule of income tax payable
	September 30,	December 31,
	2017	2016
	(Unaudited)
Income Tax Payable	$11,432	$810,975

	December 31,	December 31,
	2016	2015
Income Tax Payable	$810,975	$913,607